KPMG LLP
Suite 1500
777 East Wisconsin Avenue
Milwaukee, WI 53202-5337

            Report of Independent Registered Public Accounting Firm

The Board of Directors
Sentry Life Insurance Company
and
The Policy Owners
Sentry Variable Life Account I:
We have audited the accompanying statement of assets and liabilities of Sentry
Variable Life Account I (comprised of the sub-accounts listed in the statements of assets and liabilities (collectively, the Accounts)), as of December 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts? management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion. In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Sentry Variable Life Account I as of December 31,
2012, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.


                              /s/ KPMG LLP
Milwaukee, Wisconsin
February 25, 2013



               KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative
                    (?KPMG International?), a Swiss entity.

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     SENTRY LIFE INSURANCE COMPANY
     Sentry Variable Life Account I
     STATEMENTS OF ASSETS AND LIABILITIES
     December 31, 2012



Assets:

Investments at fair value:

     Janus Aspen Series:
          Aspen Janus Portfolio, 6,038 shares (cost $131,468)*                                   $      159,713
          Aspen Enterprise Portfolio, 66,808 shares (cost $2,205,370)**                              2,990,998
          Aspen Forty Portfolio, 4,765 shares (cost $161,310)                                         195,119
          Aspen Worldwide Growth Portfolio, 583 shares (cost $15,554)                                     17,906
          Aspen Balanced Portfolio, 7,666 shares (cost $207,433)                                         208,273

     T. Rowe Price Fixed Income Series, Inc.:
          Prime Reserve Portfolio, 107,825 shares (cost $107,825)                                    107,825
          Limited Term Bond Portfolio, 22,286 shares (cost $111,971)                                    110,983

     T. Rowe Price Equity Series, Inc.:
          Equity Income Portfolio, 7,455 shares (cost $139,317)                                         166,021
          Personal Strategy Balanced Portfolio, 80,319 shares (cost $1,395,721)                        1,570,231

     T. Rowe Price International Series, Inc.:
          International Stock Portfolio, 698 shares (cost $8,989)                                      9,705

Total Assets                                                                                     $   5,536,774
Total Liabilities                                                   -

Net Assets                                                                                    $    5,536,774





     See accompanying notes to financial statements

 *Formerly Janus Aspen Large Cap Growth Portfolio
**Formerly Janus Aspen Mid Cap Growth Portfolio
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SENTRY LIFE INSURANCE COMPANY

Sentry Variable Life Account I

STATEMENTS OF OPERATIONS




                                                                 For the Year Ended December 31, 2012

                                                  Janus Aspen                         Janus Aspen                    Janus Aspen
                                                     Janus*                               Enterprise**                       Forty

Investment Income:
  Dividends                                              $940                                $-                             $1,232

Expenses:
  Mortality and expense risk charges                     1,807                                31,041                        1,627

Net investment income (loss)                               (867)                               (31,041)                      (395)

Realized gains (losses) on investments:
  Realized net investment gain (loss)                     2,277                                96,994                       3,216

  Capital gain distributions received                     3,039                                -                             -

  Realized gain (loss) on investments and
    capital gain distributions, net                     5,316                                96,994                         3,216

Unrealized appreciation (depreciation), net                22,978                                368,661                   24,605


Net increase (decrease) in net assets from operations      $27,427                                $434,614                $27,426



                                                            For the Year Ended December 31,  2012
                                                                 Janus Aspen
                                                                 Worldwide                         Janus Aspen
                                                                 Growth                          Balanced

Investment Income:
  Dividends                                                        $208                               $5,652

Expenses:
  Mortality and expense risk charges                               305                           2,068

Net investment income (loss)                                         (97)                          3,584

Realized gains (losses) on investments:
  Realized net investment gain (loss)                               (795)                          (494)

  Capital gain distributions received                                 -                             14,042

  Realized gain (loss) on investments and
    capital gain distributions, net                               (795)                          13,548

Unrealized appreciation (depreciation), net                         5,652                              5,163


Net increase (decrease) in net assets from operations              $4,760                           $22,295


See accompanying notes to financial statements

 *Formerly Janus Aspen Large Cap Growth Portfolio
**Formerly Janus Aspen Mid Cap Growth Portfolio
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SENTRY LIFE INSURANCE COMPANY

Sentry Variable Life Account I

STATEMENTS OF OPERATIONS




                                                            For the Year Ended December 31, 2012
                                                                                T. Rowe Price
                                                  T. Rowe Price                    Limited Term                    T. Rowe Price
                                                  Prime Reserve                         Bond                         Equity Income

Investment Income:
  Dividends                                              $-                             $2,303                           $3,581

Expenses:
  Mortality and expense risk charges                     2,086                           1,193                           1,807

Net investment income (loss)                               (2,086)                          1,110                           1,774

Realized gains (losses) on investments:
  Realized net investment gain (loss)                          -                        290                           (11,642)

  Capital gain distributions received                          -                        223                           -

  Realized gain (loss) on investments and
    capital gain distributions, net                          -                            513                           (11,642)

Unrealized appreciation (depreciation), net                     -                       (59)                               32,662


Net increase (decrease) in net assets from operations           $(2,086)                     $1,564                       $22,794



                                                            For the Year Ended December 31, 2012
                                                                 T. Rowe Price                         T. Rowe Price
                                                                 Personal Strategy                        International
                                                                      Balanced                              Stock

Investment Income:
  Dividends                                                             $30,463                                $117

Expenses:
  Mortality and expense risk charges                                    16,597                                     96

Net investment income (loss)                                              13,866                                     21

Realized gains (losses) on investments:
  Realized net investment gain (loss)                                    (9,893)                                    155

  Capital gain distributions received                                    42,845                                 -

  Realized gain (loss) on investments and
    capital gain distributions, net                                    32,952                                     155

Unrealized appreciation (depreciation), net                                158,923                                    1,247


Net increase (decrease) in net assets from operations                     $205,741                                $1,423


See accompanying notes to financial statements
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SENTRY LIFE INSURANCE COMPANY

Sentry Variable Life Account I

STATEMENTS OF CHANGES IN NET ASSETS




                                                                 For the Years Ended December 31

                                                                      Janus Aspen               Janus Aspen          Janus Aspen
                                                                          Janus*                    Enterprise**          Forty
                                                                 2012          2011       2012          2011      2012        2011

Increase (decrease) in net assets from operations:
  Net investment income (loss)                            $(867)      $(779)           $(31,041)  $(31,073)   $(395)    $(952)

  Realized gains (losses) on investments                 5,316        (661)            96,994         147,158      3,216     7,596

  Unrealized appreciation (depreciation), net            22,978       (9,756)          368,661       (183,509)     24,605  (17,719)


Net increase (decrease) in net assets from operations    27,427       (11,196)      434,614      (67,424)       27,426  (11,075)

Contract transactions:
  Purchase payments                                   11,504       11,126           221,148      223,608           8,422    8,963

  Transfers between subaccounts, net               (29,029)          -              (35,623)      (1,423)          41,881   (1,220)

  Withdrawals and surrenders                                      -   (19,508)           (182,260) (235,040)       -     (23,071)

  Monthly deductions                                       (8,128)      (8,164)           (256,723)  (257,613)     (8,511)  (7,607)

  Policy loans                                             137   6,328             22,231        (7,344)           (63)     3,383

Net increase (decrease) in net assets
  derived from contract transactions                     (25,516)      (10,218)           (231,227)  (277,812)    41,729  (19,552)

Total increase (decrease) in net assets                 1,911       (21,414)          203,387       (345,236)    69,155   (30,627)

Net assets at beginning of year                           157,802       179,216           2,787,611  3,132,847   125,964   156,591

Net assets at end of year                                    $159,713       $157,802      $2,990,998 $2,787,611  $195,119 $125,964


                                                                      For the Years Ended December 31
                                                                      Janus Aspen
                                                                 Worldwide                              Janus Aspen
                                                                 Growth                              Balanced
                                                              2012             2011                    2012               2011

Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $(97)           $(163)                $3,584            $2,970

  Realized gains (losses) on investments                     (795)           169                 13,548            11,870

  Unrealized appreciation (depreciation), net                5,652            (5,180)                5,163            (13,027)


Net increase (decrease) in net assets from operations           4,760            (5,174)                22,295            1,813

Contract transactions:
  Purchase payments                                              1,798            1,730                 13,540            13,265

  Transfers between subaccounts, net                           (16,308)               -                   2,390            5,321

  Withdrawals and surrenders                                    -              (6,389)                  -              (21,677)

  Monthly deductions                                         (2,533)           (2,733)                (8,712)           (10,069)

  Policy loans                                                   (48)           83                          56            6,048

Net increase (decrease) in net assets
  derived from contract transactions                          (17,091)           (7,309)                  7,274            (7,112)

Total increase (decrease) in net assets                         (12,331)           (12,483)               29,569          (5,299)

Net assets at beginning of year                               30,237            42,720                 178,704            184,003

Net assets at end of year                                    $17,906            $30,237                 $208,273          $178,704



See accompanying notes to financial statements

 *Formerly Janus Aspen Large Cap Growth Portfolio
**Formerly Janus Aspen Mid Cap Growth Portfolio
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SENTRY LIFE INSURANCE COMPANY

Sentry Variable Life Account I

STATEMENTS OF CHANGES IN NET ASSETS




                                                                      For the Years Ended December 31
                                                                                T. Rowe Price
                                                       T. Rowe Price               Limited Term                 T. Rowe Price
                                                       Prime Reserve                    Bond                    Equity Income
                                                       2012          2011          2012          2011          2012          2011

Increase (decrease) in net assets from operations:
  Net investment income (loss)                        $(2,086)    $(2,188)     $1,110      $1,380           $1,774         $1,268

  Realized gains (losses) on investments                  -        20            513           1,349       (11,642)        (6,312)

  Unrealized appreciation (depreciation), net              -        -           (59)       (2,126.00)       32,662         2,094


Net increase (decrease) in net assets from operations    (2,086)   (2,168)     1,564         603         22,794            (2,950)

Contract transactions:
  Purchase payments                                       9,161    7,867       3,759        6,672        4,867            4,398

  Transfers between subaccounts, net                    34,986       -          420        17,354          1,987            1,592

  Withdrawals and surrenders                           (116,502)  (298)      (5,227)       (12,971)      (45,873)         (12,197)

  Monthly deductions                                   (20,003)   (18,189)    (7,612)     (7,712)        (6,823)           (7,888)

  Policy loans                                            47        269       1,229         1,969        13,482          18,675

Net increase (decrease) in net assets
  derived from contract transactions                   (92,311)     (10,351)   (7,431)     5,312         (32,360)           4,580

Total increase (decrease) in net assets                (94,397)     (12,519)   (5,867)     5,915         (9,566)           1,630

Net assets at beginning of year                       202,222     214,741       116,850    110,935       175,587          173,957

Net assets at end of year                             $107,825   $202,222      $110,983    $116,850      $166,021        $175,587


                                                                 For the Years Ended December 31
                                                          T. Rowe Price                         T. Rowe Price
                                                          Personal Strategy                    International
                                                               Balanced                        Stock
                                                            2012          2011            2012          2011

Increase (decrease) in net assets from operations:
  Net investment income (loss)                          $13,866            $16,253            $21            $36

  Realized gains (losses) on investments                32,952           (2,863)           155            3,919

  Unrealized appreciation (depreciation), net           158,923            (33,470.00)           1,247            (5,447)


Net increase (decrease) in net assets from operations  205,741           (20,080)           1,423            (1,492)

Contract transactions:
  Purchase payments                                       48,178           54,297            1,135            822

  Transfers between subaccounts, net                       (684)          (21,624)              -              -

  Withdrawals and surrenders                              (196,934)          (69,130)           -              (7,767)

  Monthly deductions                                       (86,213)          (85,480)           (1,310)           (1,333)

  Policy loans                                             84,722           (61,846)           55            942

Net increase (decrease) in net assets
  derived from contract transactions                     (150,931)          (183,783)           (120)           (7,336)

Total increase (decrease) in net assets                  54,810           (203,863)          1,303            (8,828)

Net assets at beginning of year                         1,515,421           1,719,284            8,402            17,230

Net assets at end of year                              $1,570,231            $1,515,421            $9,705            $8,402



See accompanying notes to financial statements
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SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS
December 31, 2012 and 2011

1.  	Organization

	The Sentry Variable Life Account I (the Variable Life Account) is a segregated investment account of the Sentry Life
     Insurance Company (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940.  The Variable Life Account was established by the Company on
     February 12, 1985 in support of variable life insurance contracts, and commenced operations on January 13, 1987.  The Company discontinued new sales of variable life insurance contracts on October 13, 2003.  The Variable Account is an accounting entity wherein all segregated account transactions are reflected.

	The assets of each subaccount of the Variable Life Account are invested in shares of corresponding portfolios of Janus Aspen
     Series, T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., and T. Rowe Price International Series,
     Inc. (collectively, the Funds) at each portfolio's net asset value in accordance with the selection made by policy owners.


	The Funds are diversified open-end investment management companies registered under the Investment Company Act of 1940.
     A copy of the Funds' annual reports is included in the Variable Life Account's Annual Report.

2.	Significant Accounting Policies

	The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

	Valuation of Investments

	Investments in shares of each of the Funds are valued on the closing net asset value per share at December 31, 2012.
     The Funds value their investment securities at fair value.

	The Variable Account applies the provisions of FASB Accounting Standards Update (ASU) 2009-12 Investments in Certain Entities
     That Calculate Net Asset Value Per Share (or its Equivalent) (ASU 2009-12), which amends ASC 820.  This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company.  For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is  not the value that will be used in the sale.  The NAV must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally
     requires these investments to be measured at fair value.   Additionally,  the guidance provided  updated disclosures  for investments  within its scope and noted that if the investor can redeem  the investment with  the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy.  If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3.

	Policy Loans

	The Policy may be used to secure a loan from the Company.  The maximum loan amount is 90% of the Policy's cash value minus the full surrender charge.

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SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2012 and 2011


	Securities Transactions and Investment Income

	Transactions in shares of the Funds are recorded on the trade date if received by 3:00 p.m. central standard time (the date the order to buy and sell is executed).  Dividend income is recorded on the ex-dividend date.  The cost of Fund shares sold and the corresponding investment gains and losses are determined on the basis of specific identification.

	Federal Income Taxes

	The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code.  The operations of the
     Variable Life Account are part of the total operations of the Company and are not taxed as a separate entity.


	Under Federal income tax law, net investment income and net realized investment gains of the Variable Life Account which are applied to increase net assets are not taxed.

	Recently Issued Accounting Standard

	The Variable Account applies the provisions of Financial Accounting Standards Board (FASB) Accounting Standards Codification
     (ASC) 820 Fair Value Measurements and Disclosures (ASC 820).  ASC 820 provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements.  ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

	Susequent Events

	In connection with the preparation of the financial statements, the Company evaluated subsequent events after the financial statement date of December 31, 2012 through February 28, 2013, the date the financial statements were issued.  No significant subsequent events were identified.


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SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2012 and 2011

3.	Purchases and Sales of Securities

	In 2012, purchases and proceeds on sales of the Funds' shares were as follows:

											                              Proceeds
									                         Purchases		on Sales
*	Janus Aspen Janus Portfolio								 $15,775 		 $39,120
**	Janus Aspen Enterprise Portfolio							252,507 		514,772
	Janus Aspen Forty Portfolio								72,916 		31,583
	Janus Aspen Worldwide Growth Portfolio						2,033 		19,220
	Janus Aspen Balanced Portfolio							42,047 		17,144
	T. Rowe Price Prime Reserve Portfolio						46,222 		140,619
	T. Rowe Price Limited Term Bond Portfolio					9,516 		15,614
	T. Rowe Price Equity Income Portfolio						25,697 		56,284
	T. Rowe Price Personal Strategy Balanced Portfolio			214,191 		308,411
	T. Rowe Price International Stock Portfolio					1,382 		1,483
	    Total								                   $682,286 		 $1,144,250

	In 2011, purchases and proceeds on sales of the Funds' shares were as follows:
										                              	Proceeds
									                         Purchases		on Sales
*	Janus Aspen Janus Portfolio								 $20,321 		 $31,317
**	Janus Aspen Enterprise Portfolio							 258,561 		 567,449
	Janus Aspen Forty Portfolio								 14,471 		 34,975
	Janus Aspen Worldwide Growth Portfolio						 2,737 		 10,209
	Janus Aspen Balanced Portfolio							 40,364 		 35,080
	T. Rowe Price Prime Reserve Portfolio						 8,186 		 20,705
	T. Rowe Price Limited Term Bond Portfolio					 54,246 		 46,645
	T. Rowe Price Equity Income Portfolio						 28,479 		 22,632
	T. Rowe Price Personal Strategy Balanced Portfolio			 97,320 		 264,849
	T. Rowe Price International Stock Portfolio					 2,684 		 9,984
	    Total								                     $527,369 	 $1,043,845

	 *Formerly Janus Aspen Large Cap Growth Portfolio
	**Formerly Janus Aspen Mid Cap Growth Portfolio

4.	Expenses and Related Party Transactions

	A mortality and expense risk premium and a death benefit guarantee risk charge are deducted by the Company from the Variable
     Life Account on a daily basis which is equal, on an annual basis, to 1.05% (0.90% mortality and expense risk and 0.15% death benefit guarantee risk charge) of the daily net asset value of the Variable Life Account.  These charges compensate the
     Company for assuming these risks under the variable life contract.  Until May 1, 2004 the Company elected to pass through to the Variable Life Account any administrative allowances received from the Funds.  After May 1, 2004, the Company no longer passed through any administrative allowances to the Variable Life Account (see Note 7).

	At the beginning of each policy month, the Company makes a deduction, per contract holder, from the cash value of the policy by canceling accumulation units.  This deduction consists of the cost of insurance for the policy and any additional benefits provided by rider, if any, for the policy month and a $5 monthly administrative fee.  The administrative fee, which is reported through monthly deductions on the Statement of Changes in Net Assets, reimburses the Company for adminstrative expenses relating to the issuance and maintenance of the contract.

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SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2012 and 2011


	The Company deducts a front-end sales expense charge of 5% from each premium payment.  A surrender charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred in connection with issuing a policy.  The full surrender charge, which is reported through withdrawals and surrenders on the Statement of Changes in Net Assets, will be reduced during the first 9 contract years until it reaches zero in the 10th contract year.

	The Company deducts from each premium payment the amount of premium taxes levied by any state or government entity.
     Premium taxes up to 4% are imposed by certain states.

	Sentry Equity Services, Inc., a related party, acts as the underwriter for the contract.

5.	Fair Value Measurement

	Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  In determining fair value, the Variable Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered by the Variable
     Account.  This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

	The Variable Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

	The Company categorizes financial assets recorded at fair value as follows:

	Level 1 - Unadjusted quoted prices accessible in active markets for identical assets at the measurement date.  The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

	Level 2 - Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally  from or corroborated by observable market data through correlation or other means.
     The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.  These funds have no unfunded commitments or restrictions and the Variable Account always has the ability to redeem its interest in the funds with the investee at NAV daily.

	Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

	The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2012:

					                         Level 1		Level 2		   Level 3		Total
	Variable Account Investments				 - 	     	 $5,536,774 		 - 		   $5,536,774

	The Variable Account only invests in funds with fair value measurements in Level 2 and thus did not have any assets or liabilities reported at fair value on a nonrecurring basis.
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SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2012 and 2011


6.	Changes in Units Outstanding

	The changes in units outstanding for the year ended December 31, 2012 were as follows:

					                                   		Units		Units		Net Increase
							                                   Issued		Redeemed		(Decrease)
*	Janus Aspen Janus Portfolio			          			 1,589 		 4,889 		 (3,300)
**	Janus Aspen Enterprise Portfolio				     		 6,812 		 13,041 		 (6,229)
	Janus Aspen Forty Portfolio					          	 6,321 		 2,731 		 3,590
	Janus Aspen Worldwide Growth Portfolio						 294 		 2,992 		 (2,698)
	Janus Aspen Balanced Portfolio						      1,403 		 959 		 444
	T. Rowe Price Prime Reserve Portfolio						 2,377 		 7,141 		 (4,764)
	T. Rowe Price Limited Term Bond Portfolio					 252 		 521 		 (269)
	T. Rowe Price Equity Income Portfolio						 1,375 		 3,511 		 (2,136)
	T. Rowe Price Personal Strategy Balanced Portfolio			 2,701 		 5,578 		 (2,877)
	T. Rowe Price International Stock Portfolio					 129 		 143 		 (14)

	The changes in units outstanding for the year ended December 31, 2011 were as follows:

						                                   	Units		Units		Net Increase
						                                   	Issued		Redeemed		(Decrease)
*	Janus Aspen Janus Portfolio					          	 2,762 		 4,306 		 (1,544)
**	Janus Aspen Enterprise Portfolio				     		 7,389 		 15,339 		 (7,950)
	Janus Aspen Forty Portfolio					          	 1,428 		 3,464 		 (2,036)
	Janus Aspen Worldwide Growth Portfolio			    			 394 		 1,503 		 (1,109)
	Janus Aspen Balanced Portfolio					     	 1,764 		 2,200 		 (436)
	T. Rowe Price Prime Reserve Portfolio						 415 		 942 		 (527)
	T. Rowe Price Limited Term Bond Portfolio					 1,856 		 1,662 		 194
	T. Rowe Price Equity Income Portfolio						 1,658 		 1,351 		 307
	T. Rowe Price Personal Strategy Balanced Portfolio			 1,322 		 5,104 		 (3,782)
	T. Rowe Price International Stock Portfolio					 251 		 981 		 (730)

 *Formerly Janus Aspen Large Cap Growth Portfolio
**Formerly Janus Aspen Mid Cap Growth Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2012 and 2011

7.  	Financial Highlights

	A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2012 is as follows:

										                    		     Expenses		Income
							                    					     as a % of		as a % of
						               		Net Assets				Average		Average
							                    	Unit 				Net		     Net		Total
						               Units		Value		(000's)	Assets #		Assets	Return
*	Janus Aspen Janus Portfolio			 20,696 	      $7.72 	      $160 	 1.05 	%	 0.55 	%	 17.35 	%
**	Janus Aspen Enterprise Portfolio		 76,205 		 39.25 		 2,991 	 1.05 		 -   		 16.07
	Janus Aspen Forty Portfolio			 17,357 		 11.24 		 195 	 1.05 		 0.80 		 22.86
	Janus Aspen Worldwide Growth Portfolio	 2,680 		 6.68 		 18 		 1.05 		 0.72 		 18.83
	Janus Aspen Balanced Portfolio		 12,584 		 16.55 		 208 		 1.05 		 2.87 		 12.43
	T. Rowe Price Prime Reserve Portfolio	 5,567 		 19.37 		 108 		 1.05 		 -   		 (1.05)
	T. Rowe Price Limited Term Bond Portfolio 3,986 		 27.85 		 111 		 1.05 		 2.04 		 1.39
	T. Rowe Price Equity Income Portfolio	 9,448 		 17.57 		 166 		 1.05 		 2.09 		 15.93
	T. Rowe Price Personal Strategy Balanced Portfolio 28,870 		 54.39 		 1,570 	 1.05 	 1.94 	 13.94
	T. Rowe Price International Stock Portfolio		 935 		 10.38 		 10 		 1.05 	 1.29 	 17.20


	A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2011 is as follows:

											                         	Expenses		Income
								                         				as a % of		as a % of
							               	Net Assets				Average		Average
						               		Unit 				Net		Net		Total
					          	Units		Value		(000's)		Assets #		Assets		Return
*	Janus Aspen Janus Portfolio		 23,996 		 $6.58 		 $158 		 1.05 	%	 0.59 	%	 (6.28)	%
**	Janus Aspen Enterprise Portfolio	82,434 		 33.82 		 2,788 		 1.05 		 -   		 (2.44)
	Janus Aspen Forty Portfolio		 13,767 		 9.15 		 126 		 1.05 		 0.37 		 (7.66)
	Janus Aspen Worldwide Growth Portfolio	 5,378 	 5.62 		 30 		      1.05 		 0.58 		 (14.63)
	Janus Aspen Balanced Portfolio		 12,140 	 14.72 		 179 		 1.05 		 2.68 		 0.61
	T. Rowe Price Prime Reserve Portfolio	 10,331 	 19.57 		 202 		 1.05 		 -   		 (1.03)
	T. Rowe Price Limited Term Bond Portfolio  4,255 	 27.46 		 117 		 1.05 		 2.39 		 0.54
	T. Rowe Price Equity Income Portfolio	 11,584 	 15.16 		 176 		 1.05 		 1.76 		 (1.74)
	T. Rowe Price Personal Strategy Balanced Portfolio  31,747 	 47.73 	 1,515 	 1.05 		 1.71 		 (1.36)
	T. Rowe Price International Stock Portfolio	 949 	 8.86 		 8 		 1.05 		 1.40 		 (13.74)

#	Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to policyholder accounts.



*	Formerly Janus Aspen Large Cap Growth Portfolio
**	Formerly Janus Aspen Mid Cap Growth Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2012 and 2011

	A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2010 is as follows:

									                         			Expenses		Income
								                         				as a % of		as a % of
						               		Net Assets				Average		Average
						               		Unit 				Net		Net		Total
						          Units		Value		(000's)		Assets #		Assets		Return
*	Janus Aspen Janus Portfolio		25,540 		 $7.02 		 $179 		 1.05 	%	 1.12 	%	 13.31 	%
**	Janus Aspen Enterprise Portfolio	90,384 		 34.66 		3,133 		 1.05 		 0.07 		 24.53
	Janus Aspen Forty Portfolio		15,803 		 9.91 		157 		 1.05 		 0.39 		 5.62
	Janus Aspen Worldwide Growth Portfolio	6,487 	 6.59 		43 		 1.05 		 0.62 		 14.62
	Janus Aspen Balanced Portfolio	12,576 		 14.63 		184 		 1.05 		 2.85 		 7.22
	T. Rowe Price Prime Reserve Portfolio	10,858 	 19.78 		215 		 1.05 		 0.12 		 (0.93)
	T. Rowe Price Limited Term Bond Portfolio	4,061 	 27.32 	111 		 1.05 		 2.86 		 2.02
	T. Rowe Price Equity Income Portfolio	11,277 	 15.43 		174 		 1.05 		 1.94 		 13.81
	T. Rowe Price Personal Strategy Balanced Portfolio	35,529 	 48.39 	1,719 		 1.05 		 2.35 	 12.52
	T. Rowe Price International Stock Portfolio	     1,679 		 10.26 		17 		 1.05 		 0.95 	 13.25


	A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2009 is as follows:

									                         			Expenses		Income
									                         			as a % of		as a % of
							               	Net Assets				Average		Average
						          		Unit 				Net		Net		Total
						          Units		Value		(000's)		Assets #		Assets		Return
*	Janus Aspen Janus Portfolio		25,441 		 $6.19 		 $158 		 1.05 	%	 0.54 	%	 34.94 	%
**	Janus Aspen Enterprise Portfolio	100,769 		 27.83 		2,805 		 1.05 		 -   		 43.32
	Janus Aspen Forty Portfolio		13,520 		 9.38 		127 		 1.05 		 0.04 		 44.82
	Janus Aspen Worldwide Growth Portfolio	6,410 	 5.75 		37 		 1.05 		 1.47 		 36.27
	Janus Aspen Balanced Portfolio		12,361 	 13.65 		169 		 1.05 		 3.08 		 24.58
	T. Rowe Price Prime Reserve Portfolio	12,626 	 19.96 		252 		 1.05 		 0.39 		 (0.66)
	T. Rowe Price Limited Term Bond Portfolio	3,965 	 26.77 	106 		 1.05 		 3.53 		 7.16
	T. Rowe Price Equity Income Portfolio	11,157 	 13.55 		151 		 1.05 		 2.02 		 24.29
	T. Rowe Price Personal Strategy Balanced Portfolio	39,164 	 43.00 	1,684 	 1.05 		 2.15 		 30.75
	T. Rowe Price International Stock Portfolio		1,719 	 9.06 	16 	 1.05 	 1.39 		 50.81

#	Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to policyholder accounts.


*	Formerly Janus Aspen Large Cap Growth Portfolio
**	Formerly Janus Aspen Mid Cap Growth Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2012 and 2011

	A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2008 is as follows:

											                              	Expenses		Income
										                                  		as a % of		as a % of
						               	     	Net Assets				Average		Average
						               	          	Unit 				Net		     Net	     	Total
					                    	Units		Value		(000's)	Assets #		Assets		Return
	Janus Aspen Large Cap Growth Portfolio		27,638 		 $4.59 		 $127 	 1.05 	%	 0.75 	%	 (40.35)
	Janus Aspen Mid Cap Growth Portfolio		113,924 		 19.42 		2,212 	 1.05 		 0.25 		 (44.31)
	Janus Aspen Forty Portfolio				13,085 		 6.48 		85 		 1.05 		 0.14 		 (44.74)
	Janus Aspen Worldwide Growth Portfolio		6,068 		 4.22 		26 		 1.05 		 1.17 		 (45.25)
	Janus Aspen Balanced Portfolio			12,165 		 10.95 		133 		 1.05 		 2.64 		 (16.72)
	T. Rowe Price Prime Reserve Portfolio		13,407 		 20.10 		269 		 1.05 		 2.63 		 1.60
	T. Rowe Price Limited Term Bond Portfolio	4,761 		 24.99 		119 		 1.05 		 4.01 		 0.49
	T. Rowe Price Equity Income Portfolio		11,835 		 10.91 		129 		 1.05 		 2.28 		 (36.78)
	T. Rowe Price Personal Strategy Balanced Portfolio  45,914 	 32.89 		1,510 	 1.05 		 2.47 		 (30.62)
	T. Rowe Price International Stock Portfolio		   3,810 	 6.01 		23 		 1.05 		 1.67 		 (49.24)

#	Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to policyholder accounts.

8.  	Diversification Requirements

	Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified.  Each subaccount is required to satisfy the requirements of Section 817(h).
     The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

	The Secretary of the Treasury has issued regulations under Section 817(h) of the Code.  The Variable Life Account intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate action to assure compliance.